CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Common stock, shares, par value	$ 0.0001
Common stock, shares, authorized	50,000,000
Common stock, shares, issued	3,586,137
Common stock, shares, Outstanding	3,586,137
Reservoir Holdings Inc And Subsidiaries
Preferred stock, shares, par value	$ 0.00001	$ 0.00001
Preferred stock, shares, authorized	500,000
Preferred stock, shares, issued	82,500	82,500
Preferrred stock, shares, Outstanding	82,500	82,500
Common stock, shares, par value	$ 0.00001	$ 0.00001
Common stock, shares, authorized	1,000,000	1,000,000
Common stock, shares, issued	145,560	140,227
Common stock, shares, Outstanding	145,560	140,227